Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Oxford Street Trust II
Entity Central Index Key	0001586462
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Fidelity Commodity Strategy Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Commodity Strategy Central Fund
Class Name	Fidelity® Commodity Strategy Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Commodity Strategy Central Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Commodity Strategy Central Fund	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending July 31, 2025, most commodities gained value. Against a backdrop of tariff and geopolitical uncertainty and a weakening U.S. dollar, investors encountered a significant gap between the best- and worst-performing commodity types for the fiscal year. The following returns are stated on a total return basis.
•For the full 12 months, the fund benefited from positive results from precious metals (+32%), including gains of roughly 34% and 25%, respectively, for gold and silver. Industrial metals also had a positive result, gaining roughly 3%. Within the sector, aluminum (+14%), zinc (+5%) and copper (+3%) enjoyed the strongest performance, while nickel (-11%) and lead (-8%) lost value.
•Livestock, meanwhile, gained 25%, as tight cattle supply and healthy demand led to strength in the price of live cattle (+30%). Lean hogs also advanced (+18%).
•Energy rose about 3%, boosted by an increase in natural gas (+5%). Meanwhile, West Texas intermediate crude oil (+4%) and Brent crude oil (+1%) more modestly gained.
•Meanwhile, agriculture gained 4% overall, led by coffee (+43%). Grains posted negative results, including soybeans (-2%), corn (-1%), soybean meal (-18%), wheat (-10%) and Kansas City wheat (-11%).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Fidelity® Commodity Strategy Central Fund $10,000 $9,203 $9,366 $9,849 $9,181 $8,226 $11,451 $14,617 $13,317 $12,842 $14,052 Bloomberg Commodity Total Return Index $10,000 $9,202 $9,273 $9,526 $9,015 $7,927 $11,120 $14,147 $13,032 $12,358 $13,558 MSCI ACWI (All Country World Index) Index $10,000 $9,997 $11,750 $13,088 $13,529 $14,560 $19,452 $17,470 $19,798 $23,247 $27,024 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 The fund has begun comparing its performance to the MSCI ACWI (All Country World Index) Index to satisfy a new Securities and Exchange Commission (SEC) disclosure requirement.
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Commodity Strategy Central Fund 9.43% 11.30% 3.46% Bloomberg Commodity Total Return Index 9.71% 11.33% 3.09% MSCI ACWI (All Country World Index) Index 16.25% 13.17% 10.45% The fund has begun comparing its performance to the MSCI ACWI (All Country World Index) Index to satisfy a new Securities and Exchange Commission (SEC) disclosure requirement. Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 384,393,097
Holdings Count | shares	56
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$384,393,097
Number of Holdings	56
Total Advisory Fee	$0
Portfolio Turnover	0%

Holdings [Text Block]	Industrial Metals 31.0 Energy 25.1 Agriculture 20.1 Precious Metals 17.8 Livestock 6.0 COMMODITY SECTOR DIVERSIFICATION (% of Fund's net assets) Industrial Metals - 31.0 Energy - 25.1 Agriculture - 20.1 Precious Metals - 17.8 Livestock - 6.0 DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 124.3 Futures Contracts 55.4 Short-Term Investments and Net Other Assets (Liabilities) 44.6 ASSET ALLOCATION (% of Fund's Total Exposure) Futures Contracts - 55.4 Short-Term Investments and Net Other Assets (Liabilities) - 44.6